Effect on the consolidated statement of financial position (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Provisions
Card point		₩ 0
Other liabilities
Accounts payable	₩ 11,894,764	9,748,168
Unearned income	294,710	236,827
Sundry liabilities	₩ 1,968,823	2,496,169
Amount before implementation of IFRS15
Provisions
Card point		24,700
Other liabilities
Accounts payable		9,789,926
Unearned income		446,068
Sundry liabilities		2,220,471
Increase (decrease) due to application of IFRS 15
Provisions
Card point		(24,700)
Other liabilities
Accounts payable		(41,758)
Unearned income		(209,241)
Sundry liabilities		₩ 275,698